COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 43,247
Royalty expenses	$ 594	$ 481